Equity Financing Transactions of the Daughter Companies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2017	Nov. 27, 2017	Sep. 25, 2017	May 31, 2017
Subsidiary or Equity Method Investee [Line Items]
Net cash proceeds		$ 0	$ 172,930	$ 327,419
Increases (decreases) to retained earnings			23,530	9,732
Tanker Investments Ltd.
Subsidiary or Equity Method Investee [Line Items]
Amount purchased for shares						$ 151,300
Acquisition price (in dollars per share)						$ 1.70
Retained Earnings
Subsidiary or Equity Method Investee [Line Items]
Increases (decreases) to retained earnings			23,530	$ 9,732
Teekay Parent | Tanker Investments Ltd.
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage					8.20%
Teekay Parent | Common Stock
Subsidiary or Equity Method Investee [Line Items]
Net cash proceeds		$ 93,000
Teekay Offshore
Subsidiary or Equity Method Investee [Line Items]
Proceeds from issuance of convertible preferred stock	$ 100,000
Proceeds from issuance of equity, net	$ 97,200
Teekay Offshore | Teekay Parent
Subsidiary or Equity Method Investee [Line Items]
Due to affiliate			$ 200,000
Teekay Offshore | Series C-1 Preferred Units
Subsidiary or Equity Method Investee [Line Items]
Preferred units dividend rate			8.60%
Conversion of convertible securities (in shares)	8,500,000
Teekay Offshore | Series D Preferred Stock
Subsidiary or Equity Method Investee [Line Items]
Preferred units dividend rate			10.50%
Units issued (in shares)	4,000,000
Net cash proceeds	$ 61,100
Teekay Offshore | Series D Preferred Stock | Affiliated Entity
Subsidiary or Equity Method Investee [Line Items]
Units issued (in shares)	1,040,000
Teekay Offshore | Common Stock
Subsidiary or Equity Method Investee [Line Items]
Payment in kind distributions (in units)			2,400,000	4,700,000
Contributions				$ 500
Teekay Offshore | Payment in Kind
Subsidiary or Equity Method Investee [Line Items]
Value of common units				$ 24,900
Teekay Offshore | Payment in Kind | Common Stock | Teekay Parent
Subsidiary or Equity Method Investee [Line Items]
Payment in kind distributions (in units)			1,700,000	2,500,000
Teekay Offshore | Preferred D Offering
Subsidiary or Equity Method Investee [Line Items]
Teekay Corporation portion of purchase	$ 26,000			$ 26,000
Net cash proceeds	$ 71,300			71,250
Value of common units				$ 100,000
Teekay Offshore | Induced Exchange of Series C Preferred Units | Series C Preferred Stock
Subsidiary or Equity Method Investee [Line Items]
Shares converted	1,900,000
Teekay Offshore | Extinguishment of Series C Preferred Units | Series C Preferred Stock
Subsidiary or Equity Method Investee [Line Items]
Shares converted	8,500,000
Teekay Offshore | The $4.55 Warrants
Subsidiary or Equity Method Investee [Line Items]
Units issued (in shares)	4,500,000
Warrants outstanding (in shares)	4,500,000
Fixed price of stock purchase warrants, per share (in dollars per share)	$ 4.55						$ 4.55
Net cash proceeds	$ 7,000
Teekay Offshore | The $4.55 Warrants | Affiliated Entity
Subsidiary or Equity Method Investee [Line Items]
Warrants outstanding (in shares)	1,170,000
Fixed price of stock purchase warrants, per share (in dollars per share)	$ 4.55
Teekay Offshore | The $6.05 Warrants
Subsidiary or Equity Method Investee [Line Items]
Units issued (in shares)	2,250,000
Warrants outstanding (in shares)	2,250,000
Fixed price of stock purchase warrants, per share (in dollars per share)	$ 6.05						$ 6.05
Exercise premium percent	33.00%
Net cash proceeds	$ 3,100
Teekay Offshore | The $6.05 Warrants | Affiliated Entity
Subsidiary or Equity Method Investee [Line Items]
Warrants outstanding (in shares)	585,000
Fixed price of stock purchase warrants, per share (in dollars per share)	$ 6.05
Teekay Offshore | The Warrants
Subsidiary or Equity Method Investee [Line Items]
Warrant term (in years)	7 years
Period after which warrants are exercisable (in months)	6 months
Teekay Offshore | General Partner
Subsidiary or Equity Method Investee [Line Items]
Interest of Company's general partner			2.00%	2.00%
Teekay Offshore | Limited Partner | Common Stock
Subsidiary or Equity Method Investee [Line Items]
Conversion of convertible securities (in shares)	8,300,000
Teekay LNG | General Partner
Subsidiary or Equity Method Investee [Line Items]
Interest of Company's general partner		2.00%
Teekay Tankers
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage								50.00%
Teekay Tankers | Tanker Investments Ltd.
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage					88.70%
Amount purchased for shares						$ 151,300
Acquisition price (in dollars per share)						$ 1.7